Balances and Transactions with Related Parties - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Description of reorganized structure and positions of key personnel	dependent on the President and CEO, restructuring the Executive Committee’s Vice Presidencies (“VPs”) into 14, including the re-categorization of 3 Executive Managers Departments as VPs and removing 11 advisors
Selling, general and administrative expense [member]
Disclosure of transactions between related parties [line items]
Non-current provisions	$ 40
Income from equity interests in associates and joint ventures [Member] | YPF EE [member]
Disclosure of transactions between related parties [line items]
Non-current provisions	26
Income from equity interests in associates and joint ventures [Member] | CT Barragan [Member]
Disclosure of transactions between related parties [line items]
Non-current provisions	$ 8
Value Generation Plan [Member]
Disclosure of transactions between related parties [line items]
Percentage Of Eligible Employees For Share based Payment Arrangement	100.00%
CHNC [member]
Disclosure of transactions between related parties [line items]
Purchase of gas and crude oil	$ 508	$ 453	$ 442
Net balance payable	$ 63	$ 38	$ 46
Proportion of explotation concession of Loma Campana	50.00%